Debt and Borrowings - Schedule of Cash Flows Arising From Financing Activities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term debt and borrowings [Member]
Schedule of Cash Flows Arising From Financing Activities [Line Items]
Balances beginning	$ 5,045,191	$ 6,118,256	$ 1,482,276
Changes that represent cash flows -
Loans obtained	3,027,100	6,498,994	5,818,705
Payments	(3,319,600)	(7,633,715)	(1,120,025)
Bond issuance costs		(8,355)	(88,722)
Changes that do not represent cash flows:
Interest expense
Amortization of bond issuance cost	6,168	4,026	3,285
Amortization of issuance cost from Long-term debt- Syndicated Credit		15,538	22,737
Cancellation of Line issuance cost from Long-term debt- Syndicated Credit		50,447
Valuation effects of derivative financial instruments
Balances ending	4,758,859	5,045,191	6,118,256
Interest payable [Member]
Schedule of Cash Flows Arising From Financing Activities [Line Items]
Balances beginning	86,231	30,419	28,109
Changes that represent cash flows -
Loans obtained
Payments	(603,921)	(652,313)	(502,847)
Bond issuance costs
Changes that do not represent cash flows:
Interest expense	583,774	708,125	505,157
Amortization of bond issuance cost
Amortization of issuance cost from Long-term debt- Syndicated Credit
Cancellation of Line issuance cost from Long-term debt- Syndicated Credit
Valuation effects of derivative financial instruments
Balances ending	66,084	86,231	30,419
Derivative financial instruments, net [Member]
Schedule of Cash Flows Arising From Financing Activities [Line Items]
Balances beginning	47,920	15,329	(28,193)
Changes that represent cash flows -
Loans obtained
Payments
Bond issuance costs
Changes that do not represent cash flows:
Interest expense
Amortization of bond issuance cost
Amortization of issuance cost from Long-term debt- Syndicated Credit
Cancellation of Line issuance cost from Long-term debt- Syndicated Credit
Valuation effects of derivative financial instruments	(156,766)	32,591	43,522
Balances ending	$ (108,846)	$ 47,920	$ 15,329